Risk and Capital Management - Summary of Position of Accounts Subject to Interest Rate Risk (Parenthetical) (Detail) R$ in Millions	Dec. 31, 2017 BRL (R$)
Disclosure of position of accounts subject to interest rate risk [Abstract]
Operations designated at fair value through profit or loss	R$ 102